Fair value measurement (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Recurring Balance at end of year CNY	Dec. 31, 2011 Recurring Balance at end of year CNY	Dec. 31, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2011 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2011 Recurring Significant Other Observable Inputs (Level 2) CNY
Cash equivalents:
Time deposits				136,987,337	312,772,838			136,987,337	312,772,838
Money market fund				629,374	896,416	629,374	896,416
Restricted cash	143,089,546	891,462,180	535,500,431	891,462,180	535,500,431			891,462,180	535,500,431
Short-term investments:
Available-for-sale securities				967,792,000	40,000,000			967,792,000	40,000,000
Time deposits				541,092,886	99,517,875			541,092,886	99,517,875
Long-term time deposits	8,260,765	51,465,395	293,892,575	51,465,395	293,892,575			51,465,395	293,892,575
Restricted time deposits	1,254,306	7,814,450	125,717,425	7,814,450	125,717,425			7,814,450	125,717,425
Total assets				2,597,243,622	1,408,297,560	629,374	896,416	2,596,614,248	1,407,401,144